INCOME TAX - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Federal operating loss carryforwards					$ 0	$ 0
Valuation allowances					$ 187,264	$ 274,031
Effective income tax rate (in percent)	(25.23%)	63.04%	(86.80%)	31.61%	43.40%	32.10%
Statutory federal income tax rate (in percent)			21.00%		21.00%	21.00%